Newfleet Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—97.2%
Alabama—2.0%
Black Belt Energy Gas District, Natural Gas Purchase Revenue, Mandatory Put 12/1/23, 4.000%, 12/1/48(2)	$635	$693
Pell City Special Care Facilities Financing Authority, Noland Health Services Revenue,
4.000%, 12/1/25	500	517
5.000%, 12/1/25	1,000	1,049
		2,259

Arizona—4.6%
Arizona Board of Regents, Arizona State University System Revenue,
5.000%, 7/1/36	1,000	1,203
5.000%, 7/1/37	360	432
Arizona Department of Transportation, State Highway Fund Revenue, 5.000%, 7/1/36	500	600
Arizona State Health Facilities Authority, Scottsdale Lincoln Hospital Revenue, 5.000%, 12/1/24	565	656
Northern Arizona University, Stimular Plan for Economic and Educational Development Revenue,
5.000%, 8/1/24	1,115	1,228
5.000%, 8/1/25	1,000	1,098
		5,217

Arkansas—0.5%
University of Arkansas, Facility Revenue, 5.000%, 11/1/33	505	613
California—3.3%
California Municipal Finance Authority, Bowles Hall Foundation Revenue,
4.000%, 6/1/21	100	101
4.500%, 6/1/23	225	238
4.500%, 6/1/24	150	161
California State Health Facilities Financing Authority, Providence St. Joseph Health, 4.000%, 10/1/36	275	308
California State Municipal Finance Authority, Community Medical Centers, 5.000%, 2/1/27	400	461
California Statewide Communities Development Authority, The Culinary Institute of America Revenue, 5.000%, 7/1/28	200	223
Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, 5.000%, 6/1/47	800	810
Inglewood Redevelopment Agency Successor Agency, Subordinate Lien Merged Redevelopment Project, Tax Allocation Revenue, (BAM Insured) 5.000%, 5/1/32	545	665
Santa Clarita Community College District, General Obligation, 3.000%, 8/1/44	500	521
	Par Value	Value

California—continued
Temecula Valley Unified School District Financing Authority, Special Tax Revenue, (BAM Insured) 5.000%, 9/1/25	$175	$206
		3,694

Colorado—6.2%
Denver Convention Center Hotel Authority Revenue, Senior Lien, 5.000%, 12/1/27	400	427
E-470 Public Highway Authority Revenue, (NATL Insured) 0.000%, 9/1/29	665	401
Public Authority For Colorado Energy, Natural Gas Purchase Revenue,
6.125%, 11/15/23	1,785	1,940
6.250%, 11/15/28	2,250	2,816
Regional Transportation District, Sales Tax Revenue, Fastracks Project, 5.000%, 11/1/32	1,195	1,449
		7,033

Connecticut—2.6%
Connecticut Housing Finance Authority, Mortgage Revenue, (GNMA / FNMA / FHLMC Insured) 3.200%, 11/15/33	445	482
Connecticut State Health & Educational Facilities Authority Revenue, 4.000%, 7/1/40	725	799
Connecticut State Higher Education Supplement Loan Authority, Chesla Loan Program Revenue, 3.000%, 11/15/35	200	197
Connecticut, State of,
General Obligation, 5.000%, 9/15/34	750	927
Special Tax Revenue, 3.125%, 5/1/40	545	565
		2,970

District of Columbia—4.3%
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Second Lien, (AGC Insured) 6.500%, 10/1/41	4,000	4,936
Florida—12.1%
Brevard County Health Facilities Authority, Health First Revenue, 5.000%, 4/1/21	115	118
Brevard County School Board, Certificates of Participation, 5.000%, 7/1/32	1,000	1,237
Broward County School Board, Certificates of Participation, 5.000%, 7/1/32	300	357
Central Florida Expressway Authority, Senior Lien Toll Revenue, 4.000%, 7/1/30	230	257
Florida, State of, General Obligation, 5.000%, 7/1/31	4,000	5,286
See Notes to Schedule of Investments

Newfleet Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Florida—continued
Miami Beach Redevelopment Agency,
Tax Increment Revenue, 5.000%, 2/1/32	$300	$343
Tax Increment Revenue, (AGM Insured) 5.000%, 2/1/31	40	46
Miami-Dade County Educational Facilities Authority, University of Miami Revenue, 5.000%, 4/1/30	200	226
Miami-Dade County School Board, Certificates of Participation, 5.000%, 2/1/34	1,700	2,026
Seminole County School Board, Certificates of Participation, 5.000%, 7/1/29	1,935	2,377
South Florida Water Management District, Certificates of Participation, 5.000%, 10/1/35	750	888
Tallahassee, City of, Health Facilities Revenue, Tallahassee Memorial Healthcare, 5.000%, 12/1/36	500	556
		13,717

Georgia—0.6%
Atlanta Water & Wastewater Revenue, 5.000%, 11/1/31	550	654
Idaho—1.6%
Idaho Health Facilities Authority, St. Luke’s Health System Revenue, 5.000%, 3/1/37	235	282
Idaho Housing & Finance Association, Federal Highway Grant Anticipation Revenue, 4.500%, 7/15/29	1,500	1,549
		1,831

Illinois—12.2%
Chicago, City of,
Sales Tax Revenue, (Pre-Refunded 1/1/22 @ 100) 5.250%, 1/1/38	25	27
Waterworks Revenue, Second Lien, 5.000%, 11/1/22	500	540
Waterworks Revenue, Second Lien, 5.000%, 11/1/30	500	581
Waterworks Revenue, Second Lien, (AGM Insured) 5.000%, 11/1/31	500	593
Waterworks Revenue, Second Lien, (AGM Insured) 5.250%, 11/1/32	350	420
Cook County School District No. 78 Rosemont, General Obligation, (AGM Insured) 5.000%, 12/1/38	1,000	1,251
Illinois Finance Authority, Rush University Medical Center Revenue, 5.000%, 11/15/21	250	264
Illinois State Toll Highway Authority, Toll Highway Revenue, Senior Lien, 5.000%, 1/1/32	1,000	1,185
Illinois, State of, General Obligation,
5.000%, 4/1/22	815	844
5.000%, 2/1/26	1,490	1,573
5.000%, 2/1/27	1,250	1,364
	Par Value	Value

Illinois—continued
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project Revenue, (AGM Insured) 0.000%, 6/15/26	$1,000	$863
Railsplitter Tobacco Settlement Authority, Tobacco Settlement Revenue, 5.000%, 6/1/27	450	531
Sales Tax Securitization Corp., Chicago Sales Tax Revenue, Sales Tax Revenue, 5.000%, 1/1/30	1,500	1,781
University of Illinois, Auxiliary Facilities System Revenue,
5.500%, 4/1/31	1,540	1,585
5.125%, 4/1/36	500	512
		13,914

Indiana—2.5%
Indiana Finance Authority,
Indiana University Health Center Revenue, 5.000%, 12/1/22	800	883
Parkview Health System, 5.000%, 11/1/43	1,700	1,992
		2,875

Maine—2.3%
Portland, City of, General Airport Revenue,
5.000%, 7/1/26	1,000	1,109
5.000%, 7/1/29	580	641
5.000%, 7/1/30	770	849
		2,599

Maryland—1.4%
Maryland Health & Higher Educational Facilities Authority,
Medstar Health System Revenue, 5.000%, 8/15/26	800	928
Medstar Health System Revenue, 5.000%, 5/15/42	600	690
		1,618

Massachusetts—0.5%
Massachusetts Port Authority, Transportation Revenue, 5.000%, 7/1/31	500	601
Michigan—2.3%
Michigan Finance Authority, Beaumont Health Credit Group Revenue, 5.000%, 8/1/27	1,250	1,429
Michigan State Building Authority, Facilities Program Lease Revenue,
5.000%, 4/15/25	500	603
4.000%, 10/15/36	500	562
		2,594

Mississippi—1.0%
Mississippi, State of, General Obligation, 4.000%, 10/1/39	1,000	1,187

See Notes to Schedule of Investments

Newfleet Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

New Jersey—6.4%
Camden County Improvement Authority Healthcare Redevelopment Project, Cooper Health System Revenue, 5.000%, 2/15/22	$950	$1,005
New Jersey Economic Development Authority, Cigarette Tax Revenue, (AGM Insured) 5.000%, 6/15/22	3,000	3,144
New Jersey Housing & Mortgage Finance Agency, Mortgage Revenue, 4.375%, 4/1/28	1,630	1,689
New Jersey Turnpike Authority, Toll Revenue, 4.000%, 1/1/35	240	266
Tobacco Settlement Financing Corp., Tobacco Settlement Revenue,
5.000%, 6/1/31	250	307
5.000%, 6/1/32	250	305
5.000%, 6/1/33	250	303
5.000%, 6/1/34	250	302
		7,321

New York—2.4%
Buffalo & Erie County Industrial Land Development Corp., Catholic Health System Revenue, 5.000%, 7/1/23	550	605
Dutchess County Local Development Corp., The Culinary Institute of America Revenue, 5.000%, 7/1/33	180	201
New York City Industrial Development Agency, Queens Baseball Stadium Project Revenue,
(AGC Insured) 6.125%, 1/1/29	460	462
(AMBAC Insured) 5.000%, 1/1/31	470	470
New York State Dormitory Authority,
New York University Hospitals Center Revenue, 5.000%, 7/1/33	150	176
Orange Regional Medical Center Revenue, 5.000%, 12/1/23(3)	300	336
New York Transportation Development Corp., American Airlines JFK Project Revenue, 5.000%, 8/1/26	250	251
TSASC, Inc., Tobacco Settlement Revenue, 5.000%, 6/1/34	190	223
		2,724

Ohio—2.2%
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Revenue, 4.000%, 6/1/48	500	540
New Albany Community Authority, Community Facilities Revenue, 5.000%, 10/1/24	1,250	1,374
Northeast Ohio Regional Sewer District Revenue, 3.000%, 11/15/40	500	538
		2,452

	Par Value	Value

Oregon—2.5%
Oregon State Housing & Community, Mortgage Revenue, Residential Finance Program Revenue, 4.500%, 1/1/49	$435	$478
Oregon, State of, General Obligation, 5.000%, 5/1/33	1,095	1,330
Washington & Multnomah Counties, Beaverton School District No. 48J, General Obligation, (SCH BD GTY Insured) 5.000%, 6/15/36	800	994
		2,802

Pennsylvania—3.5%
Butler County Hospital Authority, Butler Health System Revenue, 5.000%, 7/1/30	250	280
Delaware River Joint Toll Bridge Commission, Bridge System Revenue, 5.000%, 7/1/34	250	311
Pennsylvania Turnpike Commission, Turnpike Revenue Subordinate Lien,
(Pre-Refunded 12/1/20 @ 100) 6.000%, 12/1/34	250	256
(Pre-Refunded 12/1/20 @ 100) 6.000%, 12/1/34	265	271
Toll Highway Revenue, 6.375%, 12/1/38	2,000	2,510
Philadelphia, City of, Water & Wastewater Revenue, 5.000%, 10/1/42	300	360
		3,988

South Carolina—0.3%
South Carolina Association of Governmental Organizations Educational Facilities Corp., for Pickens School District Lease Revenue, 5.000%, 12/1/24	290	341
Tennessee—2.4%
Chattanooga-Hamilton County Hospital Authority, Erlanger Health System Revenue, 5.000%, 10/1/26	1,000	1,097
Tennessee Housing Development Agency, Residential Finance Program Revenue,
2.050%, 7/1/20	55	55
2.300%, 1/1/21	310	313
Tennessee State School Bond Authority, Higher Education Program Revenue, (ST HGR ED INTERCEPT PROG Insured) 5.000%, 11/1/34	1,000	1,252
		2,717

Texas—13.2%
Hidalgo County Drain District No. 1, General Obligation, 5.000%, 9/1/28	1,000	1,208
Lamar Consolidated Independent School District, General Obligation, (PSF-GTD Insured) 5.000%, 2/15/34	1,000	1,232
North Texas Tollway Authority, Special Project System Revenue, (Pre-Refunded 9/1/31 @ 100) 0.000%, 9/1/43	2,835	3,840

See Notes to Schedule of Investments

Newfleet Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Texas—continued
Southmost Regional Water Authority, Desalination Plant Project Revenue,
(AGM Insured) 5.000%, 9/1/23	$460	$502
(AGM Insured) 5.000%, 9/1/25	1,015	1,105
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, Senior Lien, 6.250%, 12/15/26	1,385	1,610
Texas Municipal Gas Acquisition and Supply Corp. II, Gas Supply Revenue, 0.897%, 9/15/27(2)	2,620	2,543
Texas Water Development Board Revenue, 5.000%, 8/1/29	1,020	1,373
Upper Trinity Regional Water District Authority, Regional Treated Supply System Revenue, (BAM Insured) 5.000%, 8/1/24	1,340	1,571
		14,984

Vermont—0.3%
Vermont Educational & Health Buildings Financing Agency, University of Vermont Health Network Revenue, 5.000%, 12/1/35	300	342
Virginia—0.7%
Virginia College Building Authority, Marymount University Revenue,
5.000%, 7/1/20(3)	200	200
5.000%, 7/1/21(3)	400	405
5.000%, 7/1/22(3)	195	200
		805

Washington—1.7%
King County Sewer Revenue, 5.000%, 7/1/36	1,630	1,980
West Virginia—0.3%
Monongalia County Building Commission, Monongalia Health System Revenue, 5.000%, 7/1/23	300	326
Wisconsin—1.3%
Public Finance Authority,
Renown Regional Medical Center Revenue, 5.000%, 6/1/33	1,000	1,162
Waste Management, Inc. Revenue, 2.875%, 5/1/27	250	264
		1,426

Total Municipal Bonds (Identified Cost $103,203)		110,520

	Shares	Value
Exchange-Traded Fund—0.3%
VanEck Vectors High-Yield Municipal Index ETF(4)	6,000	$355
Total Exchange-Traded Fund (Identified Cost $331)		355

Total Long-Term Investments—97.5% (Identified Cost $103,534)		110,875

TOTAL INVESTMENTS—97.5% (Identified Cost $103,534)		$110,875
Other assets and liabilities, net—2.5%		2,794
NET ASSETS—100.0%		$113,669

Abbreviations:
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Municipal Insured
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”)
FNMA	Federal National Mortgage Association (“Fannie Mae”)
GNMA	Government National Mortgage Association (“Ginnie Mae”)
NATL	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guarantee Program
SCH BD GTY	School Bond Guaranty

Footnote Legend:
(1)	At June 30, 2020, 18.6% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the insurers concentration exceeds 10% of the Fund’s net assets.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, these securities amounted to a value of $1,141 or 1.0% of net assets.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

See Notes to Schedule of Investments

Newfleet Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of June 30, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Municipal Bonds	$110,520	$—	$110,520
Exchange-Traded Fund	355	355	—
Total Investments	$110,875	$355	$110,520
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2020.
There were no transfers into or out of Level 3 related to securities held at June 30, 2020.
See Notes to Schedule of Investments

NEWFLEET TAX-EXEMPT BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.